APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.   Name and Address of Issuer:

     Manning & Napier Fund, Inc.

2.   Name of each series or class of funds for which this notice is filed:

     International Series, Technology Series, World Opportunities Series, Small Cap Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Ohio Tax Exempt Series

3.   Investment Company Act File Number:   2-92633

     Securities Act File Number:    2-92633

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:    [  ]

     Not applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Not applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     Not applicable

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

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9.   Number and aggregate sale price of securities sold during the fiscal year:





                               # of shares sold  Value of shares
International Series                  1,645,694       17,300,172
Technology Series                     4,212,766       44,608,367
World Opportunities Series            7,582,503       75,856,659
Small Cap Series                      1,521,782       18,457,745
Diversified Tax Exempt Series           535,294        5,427,100
New York Tax Exempt Series            1,002,977        9,923,094
Ohio Tax Exempt Series                  187,378        1,880,010
TOTAL                                16,688,394      173,453,147

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:





                               # of shares sold  Value of shares
International Series                  1,645,694       17,300,172
Technology Series                     4,212,766       44,608,367
World Opportunities Series            7,582,503       75,856,659
Small Cap Series                      1,521,782       18,457,745
Diversified Tax Exempt Series           535,294        5,427,100
New York Tax Exempt Series            1,002,977        9,923,094
Ohio Tax Exempt Series                  187,378        1,880,010
TOTAL                                16,688,394      173,453,147


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):





                                                         Value of shares
                               # of shares sold as DRIP  sold as part of DRIP
International Series                            184,488             2,044,126
Technology Series                               243,127             2,487,188
World Opportunities Series                       43,147               433,194
Small Cap Series                                745,911             8,765,039
Diversified Tax Exempt Series                    60,908               612,628
New York Tax Exempt Series                      137,887             1,351,346
Ohio Tax Exempt Series                           30,485               305,066
TOTAL                                         1,445,953            15,998,587




12. Calculation of Registration Fees

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

      $173,453,147

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

      + 15,998,587

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

     (111,564,311)

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

     +   0

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2[ line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable)

     77,887,423

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

     x  1/3300

(vii)  Fee due [line (i) or line (v) multiplied by line (vii)]:

     $23,602

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                              [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:     2-14-97

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/Sandie Thomas
        Sandie Thomas, Compliance Administrator

Date:  February 20, 1997